WARRANTS	12 Months Ended
Dec. 31, 2014
WARRANTS
WARRANTS

9. WARRANTS

In November 2010, the Company issued to Comerica Bank a warrant to purchase 33,746 shares of a series of then outstanding preferred stock with an exercise price of $1.778 per share through October 28, 2017. In February 2012, all outstanding shares of Preferred Stock were converted to shares of Series A Preferred Stock. As such the warrant was amended to be exercisable into 33,746 shares of Series A Preferred Stock. In December 2013, a Performance Adjustment (See Note 10) occurred, pursuant to which the Series A Preferred Stock and common stock were subject to modification such that every two shares of issued and outstanding Series A Preferred Stock and common stock became one share of each class respectively, resulting in the warrant being adjusted to represent the right to purchase 16,873 shares of Series A Preferred Stock. The shares of Series A Preferred Stock have certain mandatorily redeemable features resulting in the warrant being recorded as a liability and re-measured at each period at fair value. The fair value of the warrant was de minimis at December 31, 2013 and December 31, 2014.

In connection with the issuance of the Original Term Loan (See Note 8), in August 2012, the Company issued to SVB a warrant to purchase 3,450 shares of common stock with an exercise price of $0.48 per share through August 27, 2022.

This Performance Adjustment resulted in the number of common shares issuable upon exercise of the warrant being adjusted to 1,725.

In connection with the execution of Amendment No. 1 to the Original Term Loan in January 2014, the Company issued an additional warrant to the lending financial institution. In January 2014, the Company issued a warrant to purchase 2,091 shares of common stock with an exercise price of $0.35 per share through January 31, 2024. The warrant agreement provides for additional warrant shares to be issued and immediately exercisable upon additional borrowings by the Company. Additional borrowings are contingent upon meeting certain performance measures for the Company's lead product candidate. The Company met the performance measures and in August 2014 additional financing was extended. Based on the terms of the warrant agreement an additional 12,548 shares were granted. The fair value of these warrants was de minimis at December 31, 2013 and December 31, 2014.